Summary of equity attributable to Novartis AG shareholders (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of equity [abstract]
Summary of treasury shares movements [table text block]
		Number of outstanding shares (in millions)		Issued share capital and reserves attributable to Novartis AG shareholders (in USD millions)

	Note	2023	2022	H1 2023	H1 2022

Balance at beginning of year		2 119.6	2 234.9	59 342	67 655

Shares acquired to be canceled		-61.3	-61.7	-5 767	-5 381

Other share purchases		-1.3	-1.2	-121	-109

Exercise of options and employee transactions	4.1	2.8	1.9	153	91

Equity-based compensation		8.5	8.9	433	437

Shares delivered to Alcon employees as a result of the Alcon spin-off			0.0		5

Taxes on treasury share transactions				8	11

Decrease of treasury share repurchase obligation under a share buyback trading plan	4.2				2 809

Dividends				-7 255	-7 506

Net income of the period attributable to shareholders of Novartis AG				4 609	3 916

Other comprehensive income attributable to shareholders of Novartis AG				387	857

Other movements	4.3			58	140

Balance at June 30		2 068.3	2 182.8	51 847	62 925